ORGANIZATION	12 Months Ended
Dec. 31, 2020
ORGANIZATION
1- ORGANIZATION

Platinum International Biotech Co., LTD (“Platinum”) was incorporated on April 7, 2020 under the laws of the Cayman Islands as a holding company. On May 4, 2020, Platinum incorporated a wholly owned subsidiary Platinum International Biotech (Hong Kong) Limited (“Platinum HK”) in Hong Kong. On September 4, 2020, Platinum HK incorporated a wholly foreign owned enterprise (“WFOE”) Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”) in Chengdu, China.

On September 11, 2020, Yubo Chengdu entered into a series of Variable Interest Entity (“VIE”) agreements with the owners of Yubo International Biotech (Beijing) Limited (“Yubo Beijing”). Pursuant to the VIE agreements, Yubo Beijing became Yubo Chengdu’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide Yubo Chengdu with all management control and net profits earned by Yubo Beijing.

Yubo Beijing was incorporated on June 14, 2016. For the year ended December 31, 2020 (commencing April 2020), Yubo Beijing sold approximately 850 nebulizers to customers in the People’s Republic of China (“PRC”).

Upon executing the series of VIE agreements in September 2020, Yubo Beijing has been considered a Variable Interest Entity (“VIE”) of Yubo Chengdu, its primary beneficiary. Accordingly, Yubo Beijing has been consolidated under the guidance of FASB Accounting Standards Codification (“ASC”) 810, Consolidation.

The officers, directors, and controlling beneficial owners of Yubo Beijing from its inception on June 14, 2016 are also officers, directors, and controlling beneficial owners of Platinum. Accordingly, the accompanying consolidated financial statements include Yubo Beijing’s operations from its inception on June 14, 2016.

Platinum and its consolidated subsidiaries and VIE are collectively referred to herein as the “Company” unless specific reference is made to an entity.

A flow chart of the Company follows:

Platinum International Biotech Co. LTD (Cayman Islands Company)
↓
Platinum International Biotech (Hong Kong) Limited (Hong Kong Company)
↓
Yubo International Biotech (Chengdu) Limited (WOFE)
↓
Yubo International Biotech (Beijing) Limited (PRC Operating Company)